Dividends - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.3214	£ 0.3088
Cash dividend paid	£ 990	£ 894
Scrip dividend	£ 609	£ 617
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.1635
Cash dividend paid	£ 729
Scrip dividend	£ 80